united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/23

ITEM 1. REPORTS TO SHAREHOLDERS. 0

Hypatia Women CEO ETF
WCEO

Annual Report
July 31, 2023

1-888-338-3166
www.hypatiacapital.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

To the Shareholders of Hypatia Women CEO ETF

The Hypatia Women CEO ETF (the “Fund”) seeks to provide capital appreciation. The Fund expects to be primarily invested in components of the Hypatia Women CEO Index. The Index tracks the performance of exchange-traded equity securities of U.S. companies that have market capitalizations of at least $500 million and are led by a female Chief Executive Officer. The FT Wilshire Small Cap Index is the Fund’s primary benchmark (the “Benchmark Index”). From January 6th, 2023, through July 31, 2023 (the “Reporting Period”), the total return for the Fund was 7.24%, and the return for the Index was 8.14%. In comparison to the Fund’s performance, during the Reporting Period, the Benchmark Index’s total return was 12.76%.

The Reporting Period was defined by the outperformance of the S&P 500, and Large Cap stocks, as compared to the Mid & Small Cap segments of the market. The Fund’s top three contributing sectors towards returns through the Reporting Period were Real Estate, Industrials, and Information Technology, contributing 2.63%, 2.49%, and 2.29% to returns, respectively. The top three detracting sectors towards returns through the Reporting Period were Financials, Utilities, and Healthcare, contributing -1.66%, -0.31%, and -0.23% to returns, respectively. Real Estate has been the best performing sector with a return of 34.10%. Financials have been the worst performing sector with a return of -8.81%.

On an individual security level, the top contributors to the Fund’s performance during the Reporting Period were dominated by manufacturing and real estate companies Opendoor Technologies, Eventbrite, Advanced Micro Devices, Lantheus Holdings, and Greenbriar Companies. The top detractors to the Fund’s performance during the Reporting Period were Clearfield, Eagle Bancorp, Silk Road Medical, Lumen Technologies, and Mersana Therapeutics.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

17436294-NLD 09/29/2023

Hypatia Women CEO ETF
Portfolio Review (Unaudited)
July 31, 2023

The Fund’s performance figures* for the period ended July 31, 2023, compared to its benchmark:

Since Inception (a)
Hypatia Women CEO ETF - NAV	7.24%
Hypatia Women CEO ETF - Market Price	7.17%
FT Wilshire US Small Cap Index SM (b)	12.76%
Hypatia Women CEO Index (c)	8.14%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 0.85% for Fund shares per the December 28, 2022 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-388-3166.

(a)	The inception date of the Fund is January 6, 2023. The Fund commenced operations on January 9, 2023.

(b)	The FT Wilshire US Small Cap IndexSM is a float-adjusted, market capitalization weighted index of the issues ranked between the 85th and 98th percentile by market capitalization of the FT Wilshire 5000 IndexSM. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Hypatia Women CEO Index measures the performance of publicly traded securities that have female Chief Executive Officers. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of July 31, 2023
Holdings by Industry/Asset Class	% of Net Assets
Common Stocks	99.0%
Other Assets in Excess of Liabilities - Net	1.0%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 3.2%
132	General Dynamics Corporation	$29,512
370	National Presto Industries, Inc.	28,975
63	Northrop Grumman Corporation	28,035
		86,522
	APPAREL & TEXTILE PRODUCTS - 1.9%
2,325	Figs, Inc.(a)	17,112
396	Tapestry, Inc.	17,087
1,061	Under Armour, Inc., Class A(a)	8,552
1,154	Under Armour, Inc., Class C(a)	8,563
		51,314
	ASSET MANAGEMENT - 1.9%
143	Diamond Hill Investment Group, Inc.	25,956
914	Franklin Resources, Inc.	26,725
		52,681
	AUTOMOTIVE - 0.6%
440	General Motors Company	16,883

	BANKING - 5.1%
1,344	Amalgamated Financial Corporation	26,826
569	Citigroup, Inc.	27,119
1,017	Eagle Bancorp, Inc.	28,171
1,505	Hanmi Financial Corporation	28,595
2,675	Luther Burbank Corporation	27,552
		138,263
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.4%
75	Alnylam Pharmaceuticals, Inc.(a)	14,655
249	Blueprint Medicines Corporation(a)	16,434
343	Halozyme Therapeutics, Inc.(a)	14,735
241	Intra-Cellular Therapies, Inc.(a)	14,903
4,894	Lyell Immunopharma, Inc.(a)	14,144
578	Twist Bioscience Corporation(a)	14,069
60	United Therapeutics Corporation(a)	14,563
40	Vertex Pharmaceuticals, Inc.(a)	14,094
1,047	Vir Biotechnology, Inc.(a)	14,742

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.4% (Continued)
78	Zoetis, Inc.	$14,671
		147,010
	CABLE & SATELLITE - 0.9%
12	Cable One, Inc.	8,687
1,605	Sirius XM Holdings, Inc.	8,186
1,014	WideOpenWest, Inc.(a)	8,355
		25,228
	CHEMICALS - 2.8%
473	AdvanSix, Inc.	18,972
150	Celanese Corporation	18,809
251	HB Fuller Company	18,582
1,225	Mativ, Inc.	19,281
		75,644
	COMMERCIAL SUPPORT SERVICES - 2.2%
136	AMN Healthcare Services, Inc.(a)	14,572
553	Schnitzer Steel Industries, Inc., Class A	20,024
614	Stericycle, Inc.(a)	26,089
		60,685
	CONSTRUCTION MATERIALS - 0.7%
506	Summit Materials, Inc., Class A(a)	18,307

	CONSUMER SERVICES - 0.7%
1,682	WW International, Inc.(a)	19,595

	ELECTRIC UTILITIES - 2.6%
251	Allete, Inc.	14,415
166	American Electric Power Company, Inc.	14,067
153	Duke Energy Corporation	14,324
322	PNM Resources, Inc.	14,432
298	Portland General Electric Company	14,205
		71,443
	ELECTRICAL EQUIPMENT - 1.0%
542	nVent Electric PLC	28,661

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0%
300	Exponent, Inc.	$26,874

	FOOD - 1.5%
1,081	Hain Celestial Group, Inc. (The)(a)	13,696
57	Hershey Company (The)	13,185
411	Tootsie Roll Industries, Inc.	14,327
		41,208
	GAS & WATER UTILITIES - 0.5%
223	Spire, Inc.	14,176

	HEALTH CARE FACILITIES & SERVICES - 3.7%
7,634	23andMe Holding Company(a)	14,657
4,187	Brookdale Senior Living, Inc.(a)	14,738
208	Centene Corporation(a)	14,163
194	CVS Health Corporation	14,490
31	Elevance Health, Inc.	14,620
1,041	Enhabit, Inc.(a)	14,293
592	SI-BONE, Inc.(a)	15,250
		102,211
	HEALTH CARE REIT - 1.5%
618	LTC Properties, Inc.	20,740
445	Ventas, Inc.	21,591
		42,331
	HOME & OFFICE PRODUCTS - 2.1%
1,495	MillerKnoll, Inc.	29,257
3,454	Steelcase, Inc., Class A	29,601
		58,858
	HOME CONSTRUCTION - 0.6%
334	Taylor Morrison Home Corporation(a)	16,172

	HOTEL REIT - 0.8%
2,211	RLJ Lodging Trust	22,774

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOUSEHOLD PRODUCTS - 1.5%
91	Clorox Company (The)	$13,785
1,110	Coty, Inc., Class A(a)	13,364
3,578	Olaplex Holdings, Inc.(a)	12,881
		40,030
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
176	Chart Industries, Inc.(a)	32,060

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
524	Nasdaq, Inc.	26,457

	INSURANCE - 5.0%
718	Employers Holdings, Inc.	27,736
912	Horace Mann Educators Corporation	27,479
817	Jackson Financial, Inc., Class A	26,977
976	Lincoln National Corporation	27,367
216	Progressive Corporation (The)	27,212
		136,771
	INTERNET MEDIA & SERVICES - 1.6%
842	Eventbrite, Inc., Class A(a)	9,692
2,938	Nextdoor Holdings, Inc.(a)	9,137
5,035	Opendoor Technologies, Inc.(a)	25,729
		44,558
	LEISURE FACILITIES & SERVICES - 1.8%
178	Cracker Barrel Old Country Store, Inc.	16,590
1,472	Denny’s Corporation(a)	17,311
70	Vail Resorts, Inc.	16,484
		50,385
	LEISURE PRODUCTS - 0.6%
279	Johnson Outdoors, Inc., Class A	16,494

	MACHINERY - 2.1%
459	Federal Signal Corporation	28,040
72	Parker-Hannifin Corporation	29,521
		57,561

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.1%
174	Lantheus Holdings, Inc.(a)	$15,049
668	Silk Road Medical, Inc.(a)	15,257
		30,306
	OIL & GAS PRODUCERS - 1.7%
752	Occidental Petroleum Corporation	47,474

	OIL & GAS SERVICES & EQUIPMENT - 1.6%
5,421	Oil States International, Inc.(a)	43,585

	PUBLISHING & BROADCASTING - 0.3%
204	New York Times Company (The), Class A	8,315

	REAL ESTATE SERVICES - 0.8%
2,178	Cushman & Wakefield PLC(a)	21,410

	RESIDENTIAL REIT - 1.6%
306	Equity LifeStyle Properties, Inc.	21,781
92	Essex Property Trust, Inc.	22,407
		44,188
	RETAIL - CONSUMER STAPLES - 1.0%
176	PriceSmart, Inc.	13,681
454	Walgreens Boots Alliance, Inc.	13,606
		27,287
	RETAIL - DISCRETIONARY - 7.4%
442	Abercrombie & Fitch Company, Class A(a)	17,508
475	Bath & Body Works, Inc.	17,604
197	Best Buy Company, Inc.	16,361
2,864	Chico’s FAS, Inc.(a)	17,470
127	Dick’s Sporting Goods, Inc.	17,907
4,153	EVgo, Inc.(a)	18,149
660	Foot Locker, Inc.	17,734
537	La-Z-Boy, Inc.	16,846
148	Ross Stores, Inc.	16,967
225	Signet Jewelers Ltd.	18,110

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 7.4% (Continued)
435	Sleep Number Corporation(a)	$12,045
124	Williams-Sonoma, Inc.	17,191
		203,892
	RETAIL REIT - 1.6%
336	Regency Centers Corporation	22,018
2,375	Seritage Growth Properties, Class A(a)	22,301
		44,319
	SEMICONDUCTORS - 1.5%
351	Advanced Micro Devices, Inc.(a)	40,154

	SOFTWARE - 5.8%
456	Bumble, Inc., Class A(a)	8,445
419	Ceridian HCM Holding, Inc.(a)	29,669
337	Oracle Corporation	39,507
5,484	SecureWorks Corporation, Class A(a)	42,117
372	Workiva, Inc.(a)	39,168
		158,906
	STEEL - 1.4%
328	Commercial Metals Company	18,768
64	Reliance Steel & Aluminum Company	18,743
		37,511
	TECHNOLOGY HARDWARE - 4.2%
229	Arista Networks, Inc.(a)	35,516
823	Clearfield, Inc.(a)	38,467
1,629	PagerDuty, Inc.(a)	42,223
		116,206
	TECHNOLOGY SERVICES - 6.9%
125	Accenture PLC, Class A	39,544
120	Automatic Data Processing, Inc.	29,671
208	CDW Corporation	38,910
431	Fidelity National Information Services, Inc.	26,024
243	Science Applications International Corporation	29,486
136	WEX, Inc.(a)	25,752
		189,387

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TELECOMMUNICATIONS - 0.3%
4,636	Lumen Technologies, Inc.	$8,298

	TRANSPORTATION & LOGISTICS - 4.1%
257	ArcBest Corporation	29,895
1,224	International Seaways, Inc.	52,498
156	United Parcel Service, Inc., Class B	29,192
		111,585
	TRANSPORTATION EQUIPMENT - 2.2%
112	Cummins, Inc.	29,210
646	Greenbrier Companies, Inc. (The)	29,838
		59,048

	TOTAL COMMON STOCKS (Cost $2,559,354)	2,713,027

	TOTAL INVESTMENTS – 99.0% (Cost $2,559,354)	$2,713,027
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%	26,168
	NET ASSETS - 100.0%	$2,739,195

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Assets and Liabilities
July 31, 2023

ASSETS
Securities, at cost	$2,559,354
Securities, at fair value	$2,713,027
Cash	8,235
Receivable for securities sold	194,872
Dividends and interest receivable	1,937
TOTAL ASSETS	2,918,071

LIABILITIES
Payable for investments purchased	176,956
Investment advisory fees payable	1,920
TOTAL LIABILITIES	178,876
NET ASSETS	$2,739,195

NET ASSETS CONSIST OF:
Paid in capital	$2,615,413
Accumulated earnings	123,782
NET ASSETS	$2,739,195

Net Assets	$2,739,195
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	100,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$27.39

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Operations
For the Period* Ended July 31, 2023

INVESTMENT INCOME
Dividend Income	$22,668
Interest Income	242
TOTAL INVESTMENT INCOME	22,910

EXPENSES
Investment advisory fees	9,196

NET INVESTMENT INCOME	13,714

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss from investments	(43,605)
Net change in unrealized appreciation of investments	153,673

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	110,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,782

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Changes in Net Assets

For the Period* Ended
July 31,
2023
FROM OPERATIONS
Net investment income	$13,714
Net realized loss from investments	(43,605)
Net change in unrealized appreciation of investments	153,673
Net increase in net assets resulting from operations	123,782

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,611,413
Transaction Fees	4,000
Net increase in net assets from shares of beneficial interest	2,615,413

TOTAL INCREASE IN NET ASSETS	2,739,195

NET ASSETS
Beginning of Period	—
End of Period	$2,739,195

SHARE ACTIVITY
Shares Sold	100,000
Net increase in shares of beneficial interest outstanding	100,000

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period* Ended
July 31,
2023
Net asset value, beginning of period	$25.54

Activity from investment operations:
Net investment income (1)	0.18
Net realized and unrealized gain on investments	1.67
Total from investment operations	1.85

Net asset value, end of period	$27.39
Market price, end of period	$27.37
Total return (2)	7.24%
Market price total return (2)	7.17%
Net assets, end of period (000’s)	$2,739

Ratio of expenses to average net assets (3)	0.85%
Ratio of net investment income to average net assets (3)	1.26%
Portfolio Turnover Rate (4)(5)	51%

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Calculated based on Net Asset Value. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2023

1.	ORGANIZATION

The Hypatia Women CEO ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide capital appreciation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has appointed the advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2023 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,713,027	$—	$—	$2,713,027
Total Investments	$2,713,027	$—	$—	$2,713,027

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits are expected to be taken in the Fund’s July 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for three years.

Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information include further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, cash redemption risk, cybersecurity risk, ETF structure risk, equity securities risk, fluctuation of net asset value risk, gap risk, geographic risk, index risk, large-cap and mega-cap securities risk, liquidity risk, management risk, market events risk, market risk, micro-cap companies risk, new adviser risk, new fund risk, non-correlation risk, portfolio turnover risk, REITs risk, regulatory risk, sector risk, securities lending risk, small- and mid-cap securities risk, valuation risk, volatility risk, women CEO risk.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. Trading in shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Securities Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small- and Mid- Cap Securities Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and medium-sized companies typically have less experienced management, limited markets, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Large-Cap and Mega-Cap Securities Risk. The securities of large- and mega-capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large and mega market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Correlation Risk. The performance of the Fund and of the Hypatia Women CEO Index (the “Index”) may vary for a variety of reasons, including that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

Women CEO Risk. The returns on a portfolio of securities that excludes companies that are not led by female Chief Executive Officers or that do not have an Executive Chairperson or Chairperson who is female, may trail the returns on a portfolio of securities that includes such companies. Investing only in a portfolio of securities that are led by female Chief Executive Officers or that have an Executive Chairperson or Chairperson who is female may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the investments were not so focused.

Index Risk. Because the Fund invests primarily in components of the Index, the Fund’s investments are subject to the risks associated with changes to the Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to closely follow the Index. Wilshire Advisors LLC (the “Index Calculation Agent”) relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the Fund is actively managed and does not track the Index and the Adviser’s investment approach may not produce the desired results and may cause the Fund to underperform the Index. In addition, the Fund incurs

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

operating expenses and portfolio transaction costs not incurred by the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Micro-Cap Companies Risk. Investments in micro-cap companies will be subject to the same risks as investments in small-cap companies. In addition, the securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments relative to larger companies.

New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the period ended July 31, 2023, amounted to $1,031,656 and $1,032,604, respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the period ended July 31, 2023, amounted to $2,604,532 and $0, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hypatia Capital Management LLC serves as the Fund’s investment advisor (the “Advisor”). Subject to the supervision of the Board, the Advisor is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.85% of the average daily net assets of the Fund. The Fund’s management fee is a “unitary” fee that includes all operating expenses payable by a Fund, except for brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which a Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses. For the period ended July 31, 2023, the Fund incurred advisory fees in the amount of $9,196.

The Advisor has engaged Vident Advisory, LLC (the “Sub-Advisor”) to serve as the Fund’s sub-advisor. Under the supervision of the Advisor, the Sub-Advisor is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Advisor, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor. As compensation for the sub-advisory services the Sub-Advisor provides to the Fund, the Advisor will pay the Sub-Advisor 0.05% on the first $250 million in assets, 0.045% on the next $250 million in assets, and 0.04% on all assets exceeding $500 million, subject to an annual minimum of $29,000, pursuant to a sub-advisory agreement between the

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

Advisor and Sub-Advisor with respect to the Fund (the “Sub-Advisory Agreement”). The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”).

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Advisor pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund or Advisor for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Advisor.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at July 31, 2023, were as follows:

Cost for Federal Tax purposes	$2,583,069

Unrealized Appreciation	$238,275
Unrealized Depreciation	(108,317)
Tax Net Unrealized Appreciation	$129,958

7.	TAX COMPONENTS OF CAPITAL

There were no Fund distributions for the period ended July 31, 2023.

As of July 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$13,714	$—	$(19,890)	$—	$—	$129,958	$123,782

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2023

Capital losses incurred after October 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $19,890.

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash- in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”) . Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the period ended July 31, 2023, the Fund received $4,000 in fixed fees. For the period ended July 31, 2023, the Fund received $0 in variable fees.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases
$500	2.00%*

*  As a percentage of the amount invested.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Hypatia Women CEO ETF and Board of Trustees of

Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hypatia Women CEO ETF (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period January 9, 2023 (commencement of operations) through July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations, changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Hypatia Women CEO ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below) and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hypatia Women CEO ETF and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended July 31, 2023.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense Ratio
Actual	2/1/23	7/31/23	2/1/23 – 7/31/23	2/1/23 – 7/31/23
	$1,000.00	$1,003.30	$4.22	0.85%

	Beginning	Ending	Expenses Paid	Annualized
Hypothetical	Account Value	Account Value	During Period*	Expense Ratio
(5% return before expenses)	2/1/23	7/31/23	2/1/23 – 7/31/23	2/1/23 – 7/31/23
	$1,000.00	$1,020.58	$4.26	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Hypatia Women CEO ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2023

Approval of Sub-Advisory Agreement

Hypatia Capital Management LLC and Vident Investment Advisory, LLC for the Hypatia Women CEO ETF

At a meeting held on June 27–28, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) among Vident Advisory, LLC (“Vident” or the “Sub-Adviser”), Hypatia Capital Management LLC (“Hypatia Capital” or the “Adviser”) and the Trust, on behalf of the Hypatia Women CEO ETF (the “Hypatia ETF” or the “Fund”).

The Board noted that, at a quarterly meeting held on December 20-21, 2022 (the “December 2022 Meeting”), the Board had considered and approved, pursuant to Section 15(c) of the 1940 Act, an investment sub-advisory agreement by and among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA”), an affiliate of Vident (the “Current Sub-Advisory Agreement”), that was identical in all material respects, except for its effective date, termination date and the named entity performing sub-advisory services, to the Sub-Advisory Agreement. The Board noted that, pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, was expected to acquire a majority interest in Vident (the “Transaction”), and, in turn, the Transaction may be considered to result in a change in control of VIA, constitute an “assignment” under the 1940 Act, and result in the automatic termination of the Current Sub-Advisory Agreement. The Board further noted that, on the proposed closing date of the Transaction, VIA will seek to move all of its current personnel and clients to Vident and wind down VIA’s operations. As a result, VIA would no longer serve as sub-adviser to the Fund, and Vident would serve as the successor entity to VIA. Accordingly, at the Meeting, the Board considered the qualifications of Vident, as it would be reconstituted following the Transaction, to sub-advise the Fund as of closing of the Transaction.

In connection with the Board’s consideration of the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Sub-Adviser; (ii) a description of the Sub-Adviser’s investment management and other personnel; (iii) an overview of the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Sub-Adviser’s fund-related operations; (vii) the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

The Board also took into account information furnished by VIA, and the factors considered by the Board, at the December 2022 Meeting at which the Board approved the Current Sub-Advisory Agreement, including any updates thereto provided by Vident.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Hypatia Capital and Vident. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board noted that the information received and considered by the Board in connection with the Meeting was both written and oral. In addition, because it was anticipated that current VIA personnel would become personnel of the Sub-Adviser, the Board took into account discussions with VIA management and information provided to the Board at prior meetings, with respect to the services provided by VIA, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from VIA.

Hypatia Women CEO ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2023

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement included, among others, the following:

Nature, Extent, and Quality of Services. The Board reviewed materials provided by Vident related to the Sub-Advisory Agreement with the Trust with respect to the Hypatia ETF, including: the Sub-Advisory Agreement; a description of Vident’s trading process; an overview of the personnel that would perform services for the Fund and their background and experience; a summary of the financial condition of the Vident; Vident’s compliance policies and procedures, including its business continuity and cybersecurity policies and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Vident’s compliance program; and information regarding Vident’s compliance and regulatory history.

The Board noted in particular that, upon the closing date of the Transaction and the effective date of the Sub-Advisory Agreement, the entire VIA team, including all team members currently providing services to the Hypatia ETF, will move to Vident and continue to provide the same investment advisory services to the Fund. The investment discipline, process, tools and models also will remain unchanged. The Board concluded that the management of Vident will have sufficient quality and depth of personnel, resources, investment and trading methodologies, and compliance policies and procedures to perform their duties and that the nature, overall quality, and extent of the services to be provided by Vident with respect to the Hypatia ETF were anticipated to be satisfactory and reliable.

Performance. The Board considered the presentation by Vident and noted that Vident is primarily responsible for trading and daily monitoring of Fund positions. The Board considered the experience of Vident’s personnel and determined that Vident provided sufficient basis to permit the Board in its business judgment to conclude that Vident could reasonably be expected to obtain an acceptable level of investment returns for the Fund’s shareholders.

Fees and Expenses. With respect to the sub-advisory fees relating to the Hypatia ETF, the Board considered that the Hypatia ETF pays a unitary fee to Hypatia and that, in turn, Hypatia pays a portion of its fee to Vident. In considering the level of the Hypatia ETF’s sub-advisory fee, the Board also noted that Vident indicated that it does not manage any other accounts with a similar investment strategy. The Board took into account that the sub-advisory fee for the Hypatia ETF would not change from the sub-advisory fee under the Current Sub-Advisory Agreement.

Based on the factors above, the Board concluded that the sub-advisory fee with respect to the Fund was not unreasonable.

Profitability. The Board considered the potential profitability of Vident and whether these potential profits were reasonable in light of the services to be provided to the Hypatia ETF. The Board noted that in connection with its approval of the Current Sub-Advisory Agreement at the December 2022 Meeting, it had considered and reviewed estimated profitability analyses prepared by VIA, which were based on varying estimated asset levels for the Hypatia ETF and considered the total estimated profits, if any, of VIA from its relationship with the Hypatia ETF. The Board noted that, according to the Sub-Adviser, the profitability analysis provided at the December 2022 Meeting continued to be appropriate given that the Sub-Adviser’s economic and cost structure have not changed materially since. The Board noted that, because Vident’s sub-advisory fee would be paid by Hypatia out of its unitary fee, Vident’s profitability is not a material consideration. The Board concluded that, especially in light of the estimated costs of managing the Hypatia ETF during its first year of operations, the estimated profitability, if any, for Vident from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether Vident would realize economies of scale with respect to the sub-advisory services provided to the Hypatia ETF. The Board considered the profitability analyses previously provided to the Board. The Board concluded that at the current asset levels of the Hypatia ETF, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Hypatia Women CEO ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2023

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Vident from its association with the Hypatia ETF. The Board considered that to the extent Vident used soft-dollar arrangements for the Hypatia ETF, Vident will benefit from any soft-dollar benefits earned. The Board noted that Vident did not expect it would receive any other direct, indirect, or ancillary material “fall-out” benefits from its relationship with the Hypatia ETF, although the Board noted that certain reputational benefits may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Vident as it believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of the Sub-Advisory Agreement with respect to the Hypatia ETF for an initial two-year term was in the best interests of the Fund and its shareholders.

In considering the approval of the Sub-Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

Hypatia Women CEO ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2023

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008), Independent Director, OCHEE LP (2021-present)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); iDirect Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and OHA CLO Enhanced Equity II Genpar LLP (since 2021)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iDirect Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman McGowan PLLC (legal services)(Since 2016)	1	iDirect Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) of Chicago-Kent College of Law, Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	1	iDirect Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information as of July 31, 2023.

**	As of July 31, 2023, the Trust was comprised of 26 active portfolios managed by eleven unaffiliated investment advisers and three affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not share the same investment adviser with any other series of the Trust or hold itself out as related to any other series of the Trust for investment purposes.

7/31/23 – Two Roads v2

Hypatia Women CEO ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2023

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President Since Aug. 2022 Secretary Since Aug. 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 –2019).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of July 31, 2023.

**	As of July 31, 2023, the Trust was comprised of 26 active portfolios managed by eleven unaffiliated investment advisers and three affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not share the same investment adviser with any other series of the Trust or hold itself out as related to any other series of the Trust for investment purposes.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-338-3166.

7/31/23 – Two Roads v2

Hypatia Women CEO ETF
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
July 31, 2023

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended July 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-338-3166 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1- 888-338-3166.

INVESTMENT ADVISER
Hypatia Capital Management LLC
430 Park Avenue, 19th Floor
New York, NY 10022

SUB-ADVISER
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

WCEO-AR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are as follows:

2023: $13,000

(b)	Audit-Related Fees. There were no fees billed in the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in the fiscal year for professional services rendered by the principal accountant for tax compliance are as follows: 2023: $3,200

(d)	All Other Fees. The aggregate fees billed in the fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended July 31, 2023.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2023 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

ITEM 6. INVESTMENTS

Included in annual report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(1)	(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: 10/6/2023